Credit Facilities (Details) - USD ($) $ in Thousands	Jul. 01, 2018	Jul. 02, 2017
Line Of Credit Facility [Line Items]
Outstanding Borrowing	$ 51,000	$ 30,000
STRATTEC Credit Facility
Line Of Credit Facility [Line Items]
Outstanding Borrowing	23,000	16,000
ADAC-STRATTEC Credit Facility
Line Of Credit Facility [Line Items]
Outstanding Borrowing	$ 28,000	$ 14,000